Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014	5,715,731
Balance at Dec. 31, 2014	$ 171,472	$ 268,374,336	$ (168,343,304)	$ 100,202,504
Net loss attributable to common shareholders			(11,319,490)	(11,319,490)
Share-based compensation (in shares)	67,500
Share-based compensation	$ 2,025	245,440		247,465
New shares due to rounding, reverse stock- split (in shares)	794
New shares due to rounding, reverse stock- split	$ 24	(24)
Issuance of shares from rights offering, net of issuance costs (in shares)	2,343,335
Issuance of shares from rights offering, net of issuance costs	$ 70,975	10,171,135		10,242,110
Balance (in shares) at Sep. 30, 2015	8,127,360
Balance at Sep. 30, 2015	$ 244,496	278,790,887	(179,662,794)	99,372,589
Share based compensation	$ 2,025	245,440		247,465
Balance (in shares) at Dec. 31, 2015	8,195,760
Balance at Dec. 31, 2015	$ 245,873	278,833,156	(184,030,436)	95,048,593
Net loss attributable to common shareholders			(27,876,006)	(27,876,006)
Share-based compensation (in shares)
Share-based compensation	$ 1,026	212,422		213,448
Balance (in shares) at Sep. 30, 2016	8,195,760
Balance at Sep. 30, 2016	$ 246,899	279,040,578	$ (211,906,442)	67,381,035
Offering Expenses		(5,000)		(5,000)
Share based compensation	$ 1,026	$ 212,422		$ 213,448